Other Payables and Accruals	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Other Payables and Accruals

5.    OTHER PAYABLES AND ACCRUALS

	June 30, 2020	December 31, 2019
Accounts payable	$8,545	$61,898
Accrued payroll and welfare payable	56,040	107,284
VAT and other taxes payable	(2,460)	25,728
Others (a)	57,230	32,655
	$119,355	$227,565

(a)	Others primarily include office rental and property management fee payable by Liaoning branch of ZDSE.

7.	ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

	2019	2018
Accounts payable (a)	$61,898	$-
Accrued payroll and welfare payable	107,284	16,221
VAT and other taxes payable	25,728	1,379
Others (b)	32,655	2,296
	$227,565	$19,896

(a)	Accounts payable primarily include commission payable for students’ referral.
(b)	Others primarily include miscellaneous expenses payable.

6.	OTHER PAYABLES AND ACCRUALS

	As of December 31,
	2018	2017
Accrued payroll and welfare payable	$16,221	$-
VAT and other taxes payable	1,379	-
Others	2,296	-
	$19,896	$-